Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Total controlling shareholders' equity	Share Capital	Capital reserves	Treasury shares	Profit reserves	Other reserves	Retained earnings	Non-controlling interest
Equity	R$ 44,810,300	R$ 44,692,770	R$ 9,235,546	R$ 26,744	R$ (1,484,014)	R$ 35,376,198	R$ 1,538,296		R$ 117,530
Profit (loss)	220,032	215,392						R$ 215,392	4,640
Other comprehensive income	2,220	2,220					2,220
Increase (decrease) through share-based payment transactions, equity	3,345	3,345		3,345
Increase (decrease) through treasury share transactions, equity				(4,768)	(4,768)
Stock Repurchased During The Period Value	(309,952)	(309,952)			(309,952)
Transactions with Shareholders, Unclaimed Dividends Forfeited					853,725	(853,725)
Fair Value Adjustments Attributable to Non-Controlling Interests	(1,346)								(1,346)
Amount Removed From Reserve Of Assets Deemed Cost Adjustment Net Of Deferred Taxes							(17,875)	17,875
Stock Repurchased During The Period Value	(2,806,764)
Equity	44,724,599	44,603,775	9,235,546	25,321	(935,473)	34,522,473	1,522,641	233,267	120,824
Equity	32,415,575	32,284,269	19,235,546	60,226	(1,339,197)	12,978,898	1,348,796		131,306
Profit (loss)	6,348,178	6,340,760						6,340,760	7,418
Other comprehensive income	(199,454)	(199,454)					(199,454)
Increase (decrease) through share-based payment transactions, equity	11,038	11,038		11,038
Increase (decrease) through treasury share transactions, equity				(6,437)	(6,437)
Stock Repurchased During The Period Value	(38,664)	(38,664)			(38,664)
Transactions with Shareholders, Unclaimed Dividends Forfeited	317	317						317
Fair Value Adjustments Attributable to Non-Controlling Interests	(1,344)								(1,344)
Amount Removed From Reserve Of Assets Deemed Cost Adjustment Net Of Deferred Taxes							(16,142)	16,142
Equity	R$ 38,535,646	R$ 38,398,266	R$ 19,235,546	R$ 64,827	R$ (1,371,424)	R$ 12,978,898	R$ 1,133,200	R$ 6,357,219	R$ 137,380